Reorganization expenses	12 Months Ended
Dec. 31, 2013
Reorganization expenses
Reorganization expenses

16.                     Reorganization expenses

This caption includes legal, financial and regulatory expenses and fees in connection with various attempts made by Satmex in each year to carry out a restructuring, reorganization or sale transaction and/or recapitalization of its outstanding indebtedness.